UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	10/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the six-month period from May 1, 2016 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period despite concerns about global economic conditions. In the wake of earlier market declines, investor sentiment improved dramatically over the spring of 2016 when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. Equities later gave back some of their gains amid uncertainty regarding U.S. elections and potential interest rate hikes. In the bond market, robust investor demand for competitive levels of current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2016 through October 31, 2016, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2016, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 0.07%, Class C shares returned -0.23%, Class I shares returned 0.28%, Class Y shares returned 0.21%, and Class Z shares returned 0.18%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 0.49% for the same period.2

Municipal bonds produced roughly flat returns as an increase in the supply of newly issued securities sparked market declines over the reporting period’s second half, erasing previous gains. The fund lagged its benchmark, mainly due to the underperformance of Connecticut municipal bonds compared to national averages.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Fueled Market Volatility

At the start of the reporting period, commodity prices rebounded from depressed levels, U.S. monetary policymakers refrained from additional short-term rate hikes, and inflationary pressures remained muted. Meanwhile, income-oriented investors in a low-interest-rate environment reached for the competitive after-tax yields provided by municipal bonds. These factors generally supported municipal bond prices at the time.

Changing supply-and-demand dynamics later derailed the market rally. Municipal bond issuers came to market with a flood of new securities over the summer and early fall in anticipation of higher short-term interest rates from the Federal Reserve Board. At the same time, demand for municipal bonds began to falter, partly due to intensifying uncertainty regarding upcoming U.S. elections. By the end of the reporting period, municipal bonds generally gave back their previous gains.

3

DISCUSSION OF FUND PERFORMANCE (continued)

While a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers, several states and municipalities, including Connecticut, face pressure from underfunded pension systems. The state also has struggled with weak capital gains tax revenues and a relatively sluggish local economy.

Fund Strategies Produced Mixed Results

Connecticut municipal bonds generally underperformed the Index, dampening the fund’s relative performance. In addition, lack of exposure to Puerto Rico bonds, which rallied in spite of deteriorating credit conditions, weighed further on relative performance, as did lagging results from bonds backed by special tax districts. The fund also was hurt by its yield curve positioning, as a focus on 10-year maturities proved counterproductive when the market declined over the reporting period’s second half.

Otherwise, our security selection strategy fared relatively well over the reporting period. We continued to favor revenue-backed municipal bonds, and the fund achieved especially strong results among securities backed by hospitals, education facilities, and industrial development projects. We maintained the fund’s average duration in a roughly market-neutral position, which had little material impact on relative results.

A More Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has continued to grow, and municipal credit quality generally has remained strong. Yet, the market has stayed volatile due to near-term concerns, including uncertainty regarding future U.S. tax policies, expectations of higher short-term interest rates, and the increase in municipal bond issuance volumes. Therefore, we have adopted a somewhat more defensive investment posture, with a greater emphasis on higher-quality securities. On the other hand, we have retained the fund’s bias toward revenue bonds, and we have modestly increased its average duration in an effort to capture more competitive yields. We also are closely monitoring the Connecticut marketplace to identify fundamentally sound municipal bonds that may become available at attractive prices in the midst of ongoing market volatility.

November 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z, Class Y, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.64	$ 8.51	$ 3.43	$ 3.28	$ 3.53
Ending value (after expenses)	$1,000.70	$997.70	$1,002.80	$1,002.10	$1,001.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.69	$ 8.59	$ 3.47	$ 3.31	$ 3.57
Ending value (after expenses)	$1,020.57	$1,016.69	$1,021.78	$1,021.93	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.69% for Class C, .68% for Class I, .65% for Class Y and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2016 (Unaudited)

Long-Term Municipal Investments - 98.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 93.5%
Connecticut, GO	5.00	4/15/24	2,500,000	2,645,950
Connecticut, GO	5.00	3/1/26	5,000,000	5,975,750
Connecticut, GO	5.00	11/1/27	5,000,000	5,815,900
Connecticut, GO	5.00	11/1/27	2,000,000	2,157,880
Connecticut, GO	5.00	11/1/28	5,000,000	5,813,300
Connecticut, GO	5.00	11/1/28	3,000,000	3,236,190
Connecticut, GO	5.00	11/1/31	2,500,000	2,881,750
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	5,000,000	5,875,200
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,353,969
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	3,000,000	3,542,100
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/35	5,000,000	5,396,350
Connecticut, State Revolving Fund General Revenue	5.00	1/1/19	2,275,000	2,474,654
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,441,913
Connecticut, State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,446,667
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,566,814
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000	4,333,485
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	5,095,350
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,655,389
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000	10,945,200

6

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.5% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,234,471
Connecticut Health and Educational Facilities Authority, Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		2,130,340
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		301,938
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		874,451
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,227,200
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,784,000
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,165,790
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		13,862,317
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,909,217
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,103,180
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,188,860
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,863,600
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/46	1,000,000	[a]	1,089,930
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/53	1,500,000	[a]	1,618,350
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,276,050
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		232,248

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.5% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,791,050
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,425,280
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000		26,828
Connecticut Health and Educational Facilities Authority, Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,122,580
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,478,730
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		2,070,540
Connecticut Health and Educational Facilities Authority, Revenue (The William W. Backus Hospital Issue) (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[b]	2,145,120
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,693,700
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue) (Prerefunded)	5.00	7/1/20	5,000,000	[b]	5,697,850
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue) (Prerefunded)	5.00	7/1/20	6,500,000	[b]	7,407,205
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000		1,116,740
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,798,847
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,319,400
Connecticut Health and Educational Facilities Authority, Revenue (Yale-New Haven Hospital Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[b]	4,665,760
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,700,328

8

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.5% (continued)
Connecticut Higher Education Supplemental Loan Authority, Senior Revenue (Connecticut Family Education Loan Program) (Insured; National Public Finance Guarantee Corp.)	4.80	11/15/22	1,775,000		1,778,834
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000		1,654,899
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000		1,627,192
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000		1,649,578
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000		3,411,360
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000		1,776,577
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000		3,408,030
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	5,870,000		5,906,864
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000		856,772
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,517,837
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,797,780
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,086
Hartford, GO (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[b]	305,414
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000		4,087,149
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,333,680

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.5% (continued)
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,264,128
New Britain, GO (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	4/1/20	900,000	[b]	1,018,512
New Haven, GO	5.00	8/15/27	750,000		900,390
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/26	1,250,000		1,511,913
Norwalk, GO	5.00	7/15/24	1,000,000		1,200,430
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000		3,609,480
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/31	3,940,000		4,592,858
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000		1,623,505
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000		1,773,045
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/37	2,550,000		3,042,481
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/38	1,500,000		1,786,860
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000		1,732,935
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,506,840
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,109,140
Stamford, GO	5.00	7/1/21	4,410,000		5,192,422
University of Connecticut, GO	5.00	2/15/25	1,000,000		1,085,440
University of Connecticut, GO	5.00	2/15/27	1,000,000		1,083,540
University of Connecticut, GO	5.00	2/15/28	1,000,000		1,083,540
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000		6,002,350
				264,232,572

10

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 4.9%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000	3,014,400
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c] 1,050,720
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,092,520
Guam, Business Privilege Tax Revenue	5.00	11/15/35	2,800,000	3,174,052
Guam, LOR (Section 30)	5.00	12/1/34	1,750,000	2,029,422
Guam, LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[b] 1,139,690
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000	2,240,260
				13,741,064
Total Investments (cost $260,906,709)			98.4%	277,973,636
Cash and Receivables (Net)			1.6%	4,503,647
Net Assets			100.0%	282,477,283

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $2,708,280 or .96% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest efunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	23.8
Education	15.5
Utility-Water and Sewer	14.8
State/Territory	10.1
Prerefunded	7.9
Special Tax	7.9
Utility-Electric	5.3
Industrial	4.7
City	2.4
Asset Backed	1.4
Transportation Services	1.2
Housing	.8
Other	2.6
98.4

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	260,906,709	277,973,636
Cash		1,145,324
Interest receivable		3,746,214
Receivable for shares of Beneficial Interest subscribed		5,000
Prepaid expenses		29,617
		282,899,791
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		213,524
Payable for shares of Beneficial Interest redeemed		155,037
Accrued expenses		53,947
		422,508
Net Assets ($)		282,477,283
Composition of Net Assets ($):
Paid-in capital		271,279,118
Accumulated undistributed investment income—net		451
Accumulated net realized gain (loss) on investments		(5,869,213)
Accumulated net unrealized appreciation (depreciation) on investments		17,066,927
Net Assets ($)		282,477,283

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	164,132,501	12,161,508	12,380,636	1,084,109	92,718,529
Shares Outstanding	13,729,321	1,018,871	1,035,568	90,693	7,757,147
Net Asset Value Per Share ($)	11.95	11.94	11.96	11.95	11.95

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	5,087,105
Expenses:
Management fee—Note 3(a)	793,979
Shareholder servicing costs—Note 3(c)	293,211
Professional fees	49,920
Distribution fees—Note 3(b)	46,416
Registration fees	25,257
Custodian fees—Note 3(c)	11,731
Prospectus and shareholders’ reports	10,630
Trustees’ fees and expenses—Note 3(d)	8,416
Loan commitment fees—Note 2	3,571
Miscellaneous	17,587
Total Expenses	1,260,718
Less—reduction in fees due to earnings credits—Note 3(c)	(675)
Net Expenses	1,260,043
Investment Income—Net	3,827,062
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,134,829
Net unrealized appreciation (depreciation) on investments	(4,653,466)
Net Realized and Unrealized Gain (Loss) on Investments	(3,518,637)
Net Increase in Net Assets Resulting from Operations	308,425

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations ($):
Investment income—net	3,827,062	8,199,245
Net realized gain (loss) on investments	1,134,829	1,572,633
Net unrealized appreciation (depreciation) on investments	(4,653,466)	3,729,771
Net Increase (Decrease) in Net Assets Resulting from Operations	308,425	13,501,649
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,204,189)	(4,745,819)
Class C	(114,307)	(236,719)
Class I	(165,744)	(272,617)
Class Y	(17,387)	(57,674)
Class Z	(1,346,637)	(2,863,906)
Total Dividends	(3,848,264)	(8,176,735)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,712,770	4,778,857
Class C	687,719	1,179,222
Class I	3,938,655	3,623,692
Class Z	1,062,396	1,822,682
Dividends reinvested:
Class A	1,716,825	3,684,928
Class C	92,493	189,938
Class I	138,729	215,394
Class Y	-	5,826
Class Z	1,017,469	2,167,340
Cost of shares redeemed:
Class A	(6,236,141)	(17,534,671)
Class C	(382,533)	(1,039,122)
Class I	(1,313,214)	(1,650,293)
Class Y	(518,000)	(922,504)
Class Z	(2,451,219)	(11,105,441)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	465,949	(14,584,152)
Total Increase (Decrease) in Net Assets	(3,073,890)	(9,259,238)
Net Assets ($):
Beginning of Period	285,551,173	294,810,411
End of Period	282,477,283	285,551,173
Undistributed investment income—net	451	21,653

16

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	222,845	402,533
Shares issued for dividends reinvested	141,493	309,934
Shares redeemed	(513,669)	(1,477,578)
Net Increase (Decrease) in Shares Outstanding	(149,331)	(765,111)
Class C
Shares sold	56,551	100,050
Shares issued for dividends reinvested	7,635	15,995
Shares redeemed	(31,636)	(87,812)
Net Increase (Decrease) in Shares Outstanding	32,550	28,233
Class Ia
Shares sold	323,369	305,514
Shares issued for dividends reinvested	11,436	18,106
Shares redeemed	(108,384)	(138,226)
Net Increase (Decrease) in Shares Outstanding	226,421	185,394
Class Y
Shares issued for dividends reinvested	-	496
Shares redeemed	(42,663)	(78,176)
Net Increase (Decrease) in Shares Outstanding	(42,663)	(77,680)
Class Z
Shares sold	87,487	153,844
Shares issued for dividends reinvested	83,889	182,361
Shares redeemed	(201,660)	(939,156)
Net Increase (Decrease) in Shares Outstanding	(30,284)	(602,951)

[a]	During the period ended October 31, 2016, 155 Class A shares representing $1,875 were exchanged for 155 Class I shares.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2016		Year Ended April 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.67	12.39	12.23	11.32
Investment Operations:
Investment income—net[a]	.16	.34	.34	.37	.38	.44
Net realized and unrealized gain (loss) on investments	(.15)	.21	.21	(.72)	.19	.91
Total from Investment Operations	.01	.55	.55	(.35)	.57	1.35
Distributions:
Dividends from investment income—net	(.16)	(.33)	(.34)	(.37)	(.38)	(.44)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)	-
Total Distributions	(.16)	(.33)	(.34)	(.37)	(.41)	(.44)
Net asset value, end of period	11.95	12.10	11.88	11.67	12.39	12.23
Total Return (%)[c]	.07[d]	4.75	4.72	(2.72)	4.74	12.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[e]	.91	.92	.90	.90	.91
Ratio of net expenses to average net assets	.92[e]	.91	.92	.90	.90	.91
Ratio of net investment income to average net assets	2.60[e]	2.82	2.83	3.21	3.10	3.69
Portfolio Turnover Rate	7.98[d]	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	164,133	167,984	173,909	188,117	239,626	227,398

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

18

	Six Months Ended October 31, 2016	Year Ended April 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.08	11.86	11.66	12.37	12.21	11.30
Investment Operations:
Investment income—net[a]	.11	.24	.25	.28	.29	.35
Net realized and unrealized gain (loss) on investments	(.14)	.22	.20	(.71)	.19	.91
Total from Investment Operations	(.03)	.46	.45	(.43)	.48	1.26
Distributions:
Dividends from investment income—net	(.11)	(.24)	(.25)	(.28)	(.29)	(.35)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)	-
Total Distributions	(.11)	(.24)	(.25)	(.28)	(.32)	(.35)
Net asset value, end of period	11.94	12.08	11.86	11.66	12.37	12.21
Total Return (%)[c]	(.23)[d]	3.96	3.84	(3.39)	3.94	11.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[e]	1.68	1.68	1.67	1.66	1.67
Ratio of net expenses to average net assets	1.69[e]	1.68	1.68	1.67	1.66	1.67
Ratio of net investment income to average net assets	1.84[e]	2.06	2.07	2.43	2.34	2.94
Portfolio Turnover Rate	7.98[d]	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	12,162	11,919	11,361	10,920	16,502	15,823

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.67	12.39	12.22	11.31
Investment Operations:
Investment income—net[a]	.17	.36	.36	.40	.41	.46
Net realized and unrealized gain (loss) on investments	(.13)	.22	.22	(.72)	.21	.92
Total from Investment Operations	.04	.58	.58	(.32)	.62	1.38
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.37)	(.40)	(.42)	(.47)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)	-
Total Distributions	(.18)	(.36)	(.37)	(.40)	(.45)	(.47)
Net asset value, end of period	11.96	12.10	11.88	11.67	12.39	12.22
Total Return (%)	.28[c]	5.01	4.97	(2.48)	5.09	12.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.67	.67	.65	.64	.65
Ratio of net expenses to average net assets	.68[d]	.67	.67	.65	.63	.65
Ratio of net investment income to average net assets	2.83[d]	3.06	3.08	3.45	3.34	3.90
Portfolio Turnover Rate	7.98[c]	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	12,381	9,794	7,408	8,004	12,092	12,999

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

20

	Six Months Ended October 31, 2016	Year Ended April 30,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.17	.37	.39	.26
Net realized and unrealized gain (loss) on investments	(.14)	.22	.18	.53
Total from Investment Operations	.03	.59	.57	.79
Distributions:
Dividends from investment income—net	(.18)	(.37)	(.37)	(.26)
Net asset value, end of period	11.95	12.10	11.88	11.68
Total Return (%)	.21[c]	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[d]	.64	.65	.63[d]
Ratio of net expenses to average net assets	.65[d]	.64	.65	.63[d]
Ratio of net investment income to average net assets	2.88[d]	3.11	3.07	3.45[d]
Portfolio Turnover Rate	7.98[c]	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	1,084	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.10	11.87	11.67	12.39	12.22	11.31
Investment Operations:
Investment income—net[a]	.17	.36	.36	.40	.41	.46
Net realized and unrealized gain (loss) on investments	(.15)	.23	.20	(.72)	.20	.91
Total from Investment Operations	.02	.59	.56	(.32)	.61	1.37
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.36)	(.40)	(.41)	(.46)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)	-
Total Distributions	(.17)	(.36)	(.36)	(.40)	(.44)	(.46)
Net asset value, end of period	11.95	12.10	11.87	11.67	12.39	12.22
Total Return (%)	.18[c]	5.05	4.85	(2.50)	5.04	12.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.71	.70	.69	.69	.71
Ratio of net expenses to average net assets	.70[d]	.71	.70	.69	.69	.71
Ratio of net investment income to average net assets	2.82[d]	3.03	3.04	3.43	3.32	3.89
Portfolio Turnover Rate	7.98[c]	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	92,719	94,240	99,626	100,654	116,617	114,892

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

24

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	277,973,636	-	277,973,636

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

26

The fund has an unused capital loss carryover of $7,007,681 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $2,359,815 of short-term capital losses and $4,647,866 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows: tax-exempt income $8,176,735. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2016, the Distributor retained $1,400 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $46,416 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $210,596 and $15,472, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2016, Class Z shares were charged $17,364 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $27,625 for transfer agency services and $1,563 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $674.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $11,731 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2016, the fund was charged $992 pursuant to the

28

agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earings credits of $1.

During the period ended October 31, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $132,369, Distribution Plan fees $7,782, Shareholder Services Plan fees $40,568, custodian fees $16,633, Chief Compliance Officer fees $5,688 and transfer agency fees $10,484.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2016, amounted to $22,927,803 and $22,479,030, respectively.

At October 31, 2016, accumulated net unrealized appreciation on investments was $17,066,927, consisting of $18,081,414 gross unrealized appreciation and $1,014,487 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and

30

with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one- and two-year periods when it was above the Performance Group and Performance Universe medians. The Board also noted that the fund’s yield performance was below the Performance Group median for six of the ten one-year periods ended May 31 and above the Performance Universe median for five of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average, and it was noted that the fund’s returns were above the returns of the average in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was slightly above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

32

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board noted the improved relative total return performance in the last two years, the Board agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of their Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0064SAR1016

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2016 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period despite concerns about global economic conditions. In the wake of earlier market declines, investor sentiment improved dramatically over the spring of 2016 when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. Equities later gave back some of their gains amid uncertainty regarding U.S. elections and potential interest rate hikes. In the bond market, robust investor demand for competitive levels of current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2016 through October 31, 2016, as provided by Daniel Rabasco, Thomas Casey, and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2016, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -0.22%, Class C shares returned -0.63%, and Class Z shares returned -0.11%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 0.49% for the same period.2

Municipal bonds produced roughly flat returns as an increase in the supply of newly issued securities sparked market declines over the reporting period’s second half, erasing previous gains. The fund lagged its benchmark, mainly due to lack of exposure to bonds that did not meet our credit standards.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

As of July 20, 2016, Jeffrey Burger became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Fueled Market Volatility

At the start of the reporting period, commodity prices rebounded from depressed levels, U.S. monetary policymakers refrained from additional short-term rate hikes, and inflationary pressures remained muted. Meanwhile, income-oriented investors in a low-interest-rate environment reached for the competitive after-tax yields provided by municipal bonds. These factors generally supported municipal bond prices at the time.

However, changing supply-and-demand dynamics later derailed the market rally. Municipal bond issuers came to market with a flood of new securities over the summer and early fall in anticipation of higher short-term interest rates from the Federal Reserve Board. At the same time, demand for municipal bonds began to falter, partly in anticipation of future Fed rate hikes and due to intensifying uncertainty regarding upcoming U.S. elections. By the end of the reporting period, municipal bonds generally gave back their previous gains.

Nonetheless, a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers. Several states and municipalities face pressure from underfunded pension

3

DISCUSSION OF FUND PERFORMANCE (continued)

systems, but most—including Massachusetts—have benefited from strong local economies, rising tax revenues, and balanced operating budgets.

Fund Strategies Produced Mixed Results

Although most of the fund’s strategies proved relatively effective over the reporting period, our decision to sell bonds issued by the U.S. territory of the Virgin Islands in the face of potentially deteriorating credit fundamentals prevented the fund from participating in their subsequent gains later in the period. Additional laggards during the reporting period were found at the other end of the credit-quality spectrum, where high-quality bonds backed by essential municipal services underperformed market averages.

Otherwise, our security selection strategy fared relatively well. We continued to favor revenue-backed municipal bonds, and the fund achieved especially strong results among securities backed by airports, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. Our interest-rate strategies proved more mildly beneficial, as a long average duration helped support returns early in the reporting period, but a more moderately long position later detracted amid heightened volatility.

A More Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has continued to grow, and municipal credit quality generally has remained strong. Yet, the market has stayed volatile due to near-term concerns, including uncertainty regarding future U.S. tax policies, expectations of higher short-term interest rates, and the increase in municipal bond issuance volumes. Therefore, we have adopted a more defensive investment posture with a greater emphasis on higher-quality securities. We also have maintained underweighted exposure to shorter-term securities that could be hurt by rising short-term interest rates. On the other hand, we have retained the fund’s bias toward revenue bonds in an effort to capture more competitive yields.

November 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.78	$8.84	$3.63
Ending value (after expenses)	$997.80	$993.70	$998.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.84	$8.94	$3.67
Ending value (after expenses)	$1,020.42	$1,016.33	$1,021.58

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.76% for Class C and .72% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2016 (Unaudited)

Long-Term Municipal Investments - 98.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4%
Boston Housing Authority, Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		2,004,690
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,585,045
Massachusetts, GO	5.00	8/1/22	2,000,000		2,408,260
Massachusetts, GO	5.25	8/1/22	2,650,000		3,227,541
Massachusetts, GO	1.06	11/1/25	5,000,000	[a]	4,981,750
Massachusetts, GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,364,932
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000		3,119,550
Massachusetts, Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,686,340
Massachusetts, Transportation Fund Revenue (Rail Enhancement and Accelerated Bridge Programs)	5.00	6/1/41	1,500,000		1,793,760
Massachusetts Bay Transportation Authority, Assessment Revenue (Prerefunded)	5.25	7/1/18	1,890,000	[b]	2,028,121
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/21	425,000		491,432
Massachusetts Bay Transportation Authority, GO (General Transportation System) (Escrowed to Maturity)	7.00	3/1/21	155,000		158,148
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,356,660
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,990,480
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		3,064,343
Massachusetts College Building Authority, Project Revenue	5.00	5/1/27	2,000,000		2,365,540
Massachusetts College Building Authority, Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	4,449,787

6

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 94.4% (continued)
Massachusetts College Building Authority, Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000	1,795,390
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000	4,461,600
Massachusetts Development Finance Agency, Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000	1,701,294
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000	1,145,350
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000	879,930
Massachusetts Development Finance Agency, Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000	1,131,280
Massachusetts Development Finance Agency, Revenue (Boston University Issue)	4.00	10/1/46	2,000,000	2,115,600
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000	1,391,350
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000	1,640,451
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/33	500,000	587,260
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000	1,753,485
Massachusetts Development Finance Agency, Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000	4,763,160
Massachusetts Development Finance Agency, Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000	954,896
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/41	1,000,000	1,172,410
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/46	2,000,000	2,337,240
Massachusetts Development Finance Agency, Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	2,000,000	2,316,140

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Development Finance Agency, Revenue (Noble and Greenough School Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000		700,044
Massachusetts Development Finance Agency, Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[d]	2,181,320
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		6,025,898
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,274,940
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.38	7/1/41	4,000,000		4,505,120
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,860,000		1,908,472
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,500,000		1,757,160
Massachusetts Development Finance Agency, Revenue (Provident Commonwealth Education Resources Issue) (UMass Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,106,910
Massachusetts Development Finance Agency, Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,155,350
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,079,020
Massachusetts Development Finance Agency, Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,743,090
Massachusetts Development Finance Agency, Revenue (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,120,770
Massachusetts Development Finance Agency, Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		565,075
Massachusetts Development Finance Agency, Revenue (WGBH Educational Foundation Issue)	5.00	1/1/40	1,000,000		1,173,120

8

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Development Finance Agency, Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,575,369
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,744,125
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,465,000		1,611,310
Massachusetts Health and Educational Facilities Authority, Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,086,980
Massachusetts Health and Educational Facilities Authority, Revenue (Harvard University Issue) (Prerefunded)	5.00	12/15/19	2,350,000	[b]	2,639,637
Massachusetts Health and Educational Facilities Authority, Revenue (Massachusetts Institute of Technology Issue)	5.25	7/1/33	4,000,000		5,478,520
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.00	7/1/19	1,000,000		1,105,260
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.25	7/1/29	1,000,000		1,106,380
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000		1,115,920
Massachusetts Health and Educational Facilities Authority, Revenue (Tufts University Issue)	5.50	8/15/18	1,625,000		1,760,070
Massachusetts Health and Educational Facilities Authority, Revenue (Tufts University Issue) (Prerefunded)	5.38	8/15/18	1,500,000	[b]	1,620,795
Massachusetts Health and Educational Facilities Authority, Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,612,912
Massachusetts Housing Finance Agency, Housing Revenue	5.20	12/1/37	1,905,000		1,944,300
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,785,960
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,853,175
Massachusetts Port Authority, Revenue	5.00	7/1/27	5,475,000		6,232,795
Massachusetts Port Authority, Revenue	5.00	7/1/45	1,000,000		1,143,390
Massachusetts Port Authority, Revenue	4.00	7/1/46	2,500,000		2,601,675

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4% (continued)
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/21	6,610,000		7,779,772
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,412,140
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,655,480
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,564,930
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/25	2,000,000		2,346,400
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,451,913
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		1,935,806
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	95,000	[b]	98,226
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,540,757
				166,323,501
U.S. Related - 4.5%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,245,000		1,241,514
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,250,976
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	437,800
Guam, Business Privilege Tax Revenue	5.00	11/15/34	1,000,000		1,136,100

10

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 4.5% (continued)
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,084,020
Guam, Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,036,060
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	1,500,000	1,680,195
				7,866,665
Total Investments (cost $162,330,766)			98.9%	174,190,166
Cash and Receivables (Net)			1.1%	1,996,237
Net Assets			100.0%	176,186,403

a Variable rate security—rate shown is the interest rate in effect at period end.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, this security was valued at $2,181,320 or 1.24% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	24.0
Education	20.8
Transportation Services	15.6
Special Tax	14.4
State/Territory	7.8
Prerefunded	6.2
Housing	2.9
Utility-Water and Sewer	2.2
Asset-Backed	1.7
Utility-Electric	1.7
Industrial	1.0
Other	.6
98.9

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	162,330,766	174,190,166
Cash		2,090,808
Interest receivable		2,079,841
Receivable for investment securities sold		1,256,457
Prepaid expenses		19,871
		179,637,143
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		103,236
Payable for investment securities purchased		3,236,390
Payable for shares of Beneficial Interest redeemed		39,322
Accrued expenses		71,792
		3,450,740
Net Assets ($)		176,186,403
Composition of Net Assets ($):
Paid-in capital		166,867,627
Accumulated undistributed investment income—net		1,810
Accumulated net realized gain (loss) on investments		(2,542,434)
Accumulated net unrealized appreciation (depreciation) on investments		11,859,400
Net Assets ($)		176,186,403

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	33,518,079	1,475,929	141,192,395
Shares Outstanding	2,847,413	125,295	11,995,635
Net Asset Value Per Share ($)	11.77	11.78	11.77

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	3,017,926
Expenses:
Management fee—Note 3(a)	496,848
Shareholder servicing costs—Note 3(c)	100,074
Professional fees	37,051
Registration fees	18,034
Prospectus and shareholders’ reports	9,168
Custodian fees—Note 3(c)	7,931
Distribution fees—Note 3(b)	5,598
Trustees’ fees and expenses—Note 3(d)	4,365
Loan commitment fees—Note 2	1,985
Miscellaneous	16,078
Total Expenses	697,132
Less—reduction in fees due to earnings credits—Note 3(c)	(514)
Net Expenses	696,618
Investment Income—Net	2,321,308
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	359,648
Net unrealized appreciation (depreciation) on investments	(2,936,237)
Net Realized and Unrealized Gain (Loss) on Investments	(2,576,589)
Net (Decrease) in Net Assets Resulting from Operations	(255,281)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations ($):
Investment income—net	2,321,308	4,979,184
Net realized gain (loss) on investments	359,648	1,336,438
Net unrealized appreciation (depreciation) on investments	(2,936,237)	2,464,143
Net Increase (Decrease) in Net Assets Resulting from Operations	(255,281)	8,779,765
Dividends to Shareholders from ($):
Investment income—net:
Class A	(416,081)	(887,984)
Class C	(11,885)	(29,434)
Class Z	(1,904,380)	(4,038,372)
Total Dividends	(2,332,346)	(4,955,790)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,312,959	1,552,393
Class C	29,834	73,819
Class Z	2,084,258	4,299,349
Dividends reinvested:
Class A	335,878	717,713
Class C	4,986	14,285
Class Z	1,524,274	3,214,179
Cost of shares redeemed:
Class A	(1,760,272)	(3,962,104)
Class C	(15,034)	(395,005)
Class Z	(3,794,581)	(11,193,530)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(277,698)	(5,678,901)
Total Increase (Decrease) in Net Assets	(2,865,325)	(1,854,926)
Net Assets ($):
Beginning of Period	179,051,728	180,906,654
End of Period	176,186,403	179,051,728
Undistributed investment income—net	1,810	12,848
Capital Share Transactions (Shares):
Class A
Shares sold	109,583	132,065
Shares issued for dividends reinvested	28,079	61,167
Shares redeemed	(146,940)	(338,630)
Net Increase (Decrease) in Shares Outstanding	(9,278)	(145,398)
Class C
Shares sold	2,501	6,284
Shares issued for dividends reinvested	416	1,218
Shares redeemed	(1,253)	(33,646)
Net Increase (Decrease) in Shares Outstanding	1,664	(26,144)
Class Z
Shares sold	174,282	367,407
Shares issued for dividends reinvested	127,445	273,967
Shares redeemed	(317,378)	(956,869)
Net Increase (Decrease) in Shares Outstanding	(15,651)	(315,495)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2016 (Unaudited)

			Year Ended April 30,
Class A Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.94	11.69	11.49	12.11	11.94	11.05
Investment Operations:
Investment income—net[a]	.14	.31	.31	.35	.36	.41
Net realized and unrealized gain (loss) on investments	(.16)	.25	.20	(.60)	.17	.94
Total from Investment Operations	(.02)	.56	.51	(.25)	.53	1.35
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.31)	(.35)	(.36)	(.41)
Dividends from net realized gain on investments	-	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.15)	(.31)	(.31)	(.37)	(.36)	(.46)
Net asset value, end of period	11.77	11.94	11.69	11.49	12.11	11.94
Total Return (%)[c]	(.22)[d]	4.84	4.50	(1.96)	4.51	12.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[e]	.95	.95	.93	.93	.95
Ratio of net expenses to average net assets	.95[e]	.95	.95	.93	.93	.95
Ratio of net investment income to average net assets	2.39[e]	2.64	2.69	3.07	2.97	3.56
Portfolio Turnover Rate	7.43[d]	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	33,518	34,121	35,090	34,082	41,675	39,705

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

16

	Six Months Ended October 31, 2016 (Unaudited)

			Year Ended April 30,
Class C Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.95	11.70	11.50	12.12	11.95	11.06
Investment Operations:
Investment income—net[a]	.10	.22	.24	.26	.27	.32
Net realized and unrealized gain (loss) on investments	(.17)	.24	.18	(.60)	.17	.94
Total from Investment Operations	(.07)	.46	.42	(.34)	.44	1.26
Distributions:
Dividends from investment income—net	(.10)	(.21)	(.22)	(.26)	(.27)	(.32)
Dividends from net realized gain on investments	-	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.10)	(.21)	(.22)	(.28)	(.27)	(.37)
Net asset value, end of period	11.78	11.95	11.70	11.50	12.12	11.95
Total Return (%)[c]	(.63)[d]	4.01	3.70	(2.71)	3.72	11.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76[e]	1.75	1.71	1.70	1.69	1.71
Ratio of net expenses to average net assets	1.76[e]	1.75	1.71	1.70	1.69	1.71
Ratio of net investment income to average net assets	1.59[e]	1.84	2.00	2.31	2.21	2.79
Portfolio Turnover Rate	7.43[d]	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	1,476	1,478	1,752	3,134	4,390	4,054

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016 (Unaudited)

			Year Ended April 30,
Class Z Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.94	11.69	11.49	12.11	11.94	11.05
Investment Operations:
Investment income—net[a]	.16	.33	.34	.37	.38	.44
Net realized and unrealized gain (loss) on investments	(.17)	.25	.20	(.60)	.17	.94
Total from Investment Operations	(.01)	.58	.54	(.23)	.55	1.38
Distributions:
Dividends from investment income—net	(.16)	(.33)	(.34)	(.37)	(.38)	(.44)
Dividends from net realized gain on investments	-	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.16)	(.33)	(.34)	(.39)	(.38)	(.49)
Net asset value, end of period	11.77	11.94	11.69	11.49	12.11	11.94
Total Return (%)	(.11)[c]	5.07	4.74	(1.76)	4.73	12.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.73	.72	.73	.72	.74
Ratio of net expenses to average net assets	.72[d]	.73	.72	.73	.72	.74
Ratio of net investment income to average net assets	2.62[d]	2.85	2.92	3.28	3.18	3.78
Portfolio Turnover Rate	7.43[c]	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	141,192	143,453	144,065	147,836	171,146	166,251

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

20

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	174,190,166	-	174,190,166

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,973,662 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $843,152

22

of short-term capital losses and $2,130,510 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows: tax-exempt income $4,949,679 and ordinary income $6,111. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2016, the Distributor retained $177 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $5,598 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $43,274 and $1,866, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2016, Class Z shares were charged $22,417 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $20,087 for transfer agency services and $1,191 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $513.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $7,931 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2016, the fund was charged $779 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

24

During the period ended October 31, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $66,734, Distribution Plan fees $943, Shareholder Services Plan fees $8,727, custodian fees $10,939, Chief Compliance Officer fees $5,688 and transfer agency fees $10,205.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2016, amounted to $15,863,445 and $13,049,221, respectively.

At October 31, 2016, accumulated net unrealized appreciation on investments was $11,859,400, consisting of $12,412,992 gross unrealized appreciation and $553,592 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and

26

with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods except for the one-year period when it was at the median, and below the Performance Universe median for all periods except for the one- and two-year periods when it was at or above the median. The Board also noted that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended May 31 and below the Performance Universe median for seven of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average, and it was noted that the fund’s returns were above the returns of the average in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

28

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board was concerned about the fund’s performance, the Board noted the improvement in the fund’s total return performance, relative to medians, in the last two years. The Board agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

29

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0063SAR1016

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2016 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period despite concerns about global economic conditions. In the wake of earlier market declines, investor sentiment improved dramatically over the spring of 2016 when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. Equities later gave back some of their gains amid uncertainty regarding U.S. elections and potential interest rate hikes. In the bond market, robust investor demand for competitive levels of current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through October 31, 2016, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2016, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 0.47%, Class C shares returned 0.08%, and Class Z shares returned 0.59%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 0.49% for the same period.2

Municipal bonds produced roughly flat returns as an increase in the supply of newly issued securities sparked market declines over the reporting period’s second half, erasing previous gains. The fund’s Class Z shares mildly outperformed their benchmark, mainly due to successful security selections among revenue-backed bonds.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Fueled Market Volatility

At the start of the reporting period, commodity prices rebounded from depressed levels, U.S. monetary policymakers refrained from additional short-term rate hikes, and inflationary pressures remained muted. Meanwhile, income-oriented investors in a low-interest-rate environment reached for the competitive after-tax yields provided by municipal bonds. These factors generally supported municipal bond prices at the time.

However, changing supply-and-demand dynamics later derailed the market rally. Municipal bond issuers came to market with a flood of new securities over the summer and early fall in anticipation of higher short-term interest rates from the Federal Reserve Board. At the same time, demand for municipal bonds began to falter, partly in anticipation of future Fed rate hikes and due to intensifying uncertainty regarding upcoming U.S. elections. By the end of the reporting period, municipal bonds generally gave back their previous gains.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers. Several states and municipalities, including Pennsylvania, face pressure from underfunded pension systems, but the state has benefited from a moderately strong local economy and resolution of a recent budget impasse.

Revenue Bonds Supported Fund Results

The fund’s relative performance over the reporting period was bolstered by our security selection strategy, which continued to favor revenue-backed municipal bonds over general obligation bonds. The fund achieved especially strong results among securities backed by airports, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. Our interest-rate strategies proved more mildly beneficial, as a long average duration helped support returns early in the reporting period, but a more moderately long position later detracted amid heightened volatility.

On the other hand, our lack of exposure to Puerto Rico bonds, which experienced a rebound in price on what we feel, is premature speculation of substantive reforms by the oversight board, weighed further on relative performance. Additional laggards during the reporting period were found at the other end of the credit-quality spectrum, where high-quality bonds backed by essential municipal services underperformed market averages.

A More Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has continued to grow, and municipal credit quality generally has remained strong. Yet, the market has stayed volatile due to near-term concerns, including uncertainty regarding future U.S. tax policies, expectations of higher short-term interest rates, and the increase in municipal bond issuance volumes. Therefore, we have adopted a more defensive investment posture, with a greater emphasis on higher-quality securities. We also have maintained underweighted exposure to shorter-term securities that could be hurt by rising short-term interest rates. On the other hand, we have retained the fund’s bias toward revenue bonds in an effort to capture more competitive yields.

November 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.85	$8.72	$3.69
Ending value (after expenses)	$1,004.70	$1,000.80	$1,005.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.89	$8.79	$3.72
Ending value (after expenses)	$1,020.37	$1,016.48	$1,021.53

†  Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.73% for Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2016 (Unaudited)

Long-Term Municipal Investments - 99.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 97.1%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,114,290
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,114,290
Allegheny County, GO	5.00	12/1/31	1,040,000		1,220,887
Allegheny County, GO	5.00	12/1/34	1,000,000		1,163,640
Allegheny County, GO	5.00	12/1/34	3,000,000		3,516,150
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,769,780
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,311,360
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,331,219
Bucks County Water and Sewer Authority, Sewer System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		580,640
Canonsburg-Houston Joint Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,300,480
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/41	750,000		867,653
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,855,600
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000		2,230,280
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000		1,134,960
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/35	1,000,000		1,174,130
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,379,723
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,527,139
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/30	500,000		595,985
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/31	500,000		592,990
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000		1,655,850

6

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 97.1% (continued)
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000		3,491,340
East Hempfield Township Industrial Development Authority, Revenue (Willow Valley Communities Project)	5.00	12/1/39	600,000		681,240
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000		2,849,550
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,489,410
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,361,617
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,298,917
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	2,036,325
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000		1,153,540
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	1,250,000		1,459,500
McKeesport Area School District, GO (Insured; AMBAC) (Escrowed to Maturity)	0.00	10/1/21	1,915,000	[a]	1,788,476
Montgomery County Higher Education and Health Authority, HR (Abington Memorial Hospital Obligated Group)	5.00	6/1/31	1,000,000		1,128,120
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000		4,432,960
Montgomery County Industrial Development Authority, Retirement Community Revenue (ACTS Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,000,000		2,278,420
Pennsylvania, GO	5.00	10/15/26	3,000,000		3,575,040
Pennsylvania, GO	5.00	10/15/29	4,000,000		4,684,440
Pennsylvania, GO	5.00	3/15/33	1,500,000		1,741,080
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	4.00	3/15/41	1,000,000		1,054,220

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 97.1% (continued)
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,090,320
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000		1,740,255
Pennsylvania Higher Educational Facilities Authority, Revenue (Drexel University)	5.00	5/1/35	1,750,000		2,045,347
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,380,085
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,092,310
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,710,195
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000		1,161,860
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,210,000		1,222,185
Pennsylvania Housing Finance Agency, SFMR	4.60	10/1/27	5,000,000		5,006,550
Pennsylvania Housing Finance Agency, SFMR	4.70	10/1/37	730,000		730,555
Pennsylvania Turnpike Commission, Motor License Fund-Enchanced Turnpike Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,501,600
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000		5,986,418
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,617,220
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,605,000		1,857,146
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,864,925
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/46	1,000,000		1,145,750
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.25	6/1/39	965,000		1,052,670
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Prerefunded)	5.25	6/1/19	65,000	[b]	72,080
Philadelphia, Airport Revenue	5.25	6/15/25	2,500,000		2,771,400
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,270,940

8

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Mturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 97.1% (continued)
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,455,725
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,158,710
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,501,990
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,724,922
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.15	5/1/27	1,230,000		1,241,599
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.25	5/1/37	1,715,000		1,728,223
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,719,240
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		2,080,278
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,700,957
Philadelphia School District, GO	5.25	9/1/23	1,000,000		1,106,390
Philadelphia School District, GO	5.00	9/1/38	1,000,000		1,107,220
Philadelphia School District, GO	6.00	9/1/38	960,000		1,006,570
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[b]	27,331
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,466
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,466
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,465
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,896,389
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,200,000		1,225,176
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		2,016,700

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 97.1% (continued)
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000	2,307,780
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000	1,261,266
State Public School Building Authority, School Revenue (The School District of the City of Harrisburg Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000	2,343,880
West Shore Area Authority, HR (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	2,000,000	2,344,460
West View Borough Municipal Authority, Water Revenue	5.00	11/15/39	2,000,000	2,339,840
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	2,390,000	2,639,564
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/42	1,000,000	1,146,810
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,150,770
York County, GO	5.00	6/1/31	1,500,000	1,795,935
				157,305,174
U.S. Related - 2.0%
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,092,520
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,077,150
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,084,020
				3,253,690
Total Investments (cost $152,523,255)			99.1%	160,558,864
Cash and Receivables (Net)			0.9%	1,432,495
Net Assets			100.0%	161,991,359

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

10

Portfolio Summary (Unaudited) †	Value (%)
Health Care	20.1
Education	18.2
Transportation Services	17.9
Utility-Water and Sewer	8.8
Special Tax	7.7
State/Territory	6.2
Housing	6.1
City	4.1
County	3.6
Utility-Electric	1.6
Prerefunded	1.2
Other	3.6
99.1

† Based on net assets.

See notes to financial statements.

11

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	152,523,255	160,558,864
Cash		969,997
Interest receivable		1,914,304
Prepaid expenses		13,609
		163,456,774
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		131,084
Payable for investment securities purchased		1,099,870
Payable for shares of Beneficial Interest redeemed		195,368
Accrued expenses		39,093
		1,465,415
Net Assets ($)		161,991,359
Composition of Net Assets ($):
Paid-in capital		152,738,361
Accumulated undistributed investment income—net		17,936
Accumulated net realized gain (loss) on investments		1,199,453
Accumulated net unrealized appreciation (depreciation) on investments		8,035,609
Net Assets ($)		161,991,359

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	106,011,103	4,954,087	51,026,169
Shares Outstanding	6,392,249	298,589	3,077,231
Net Asset Value Per Share ($)	16.58	16.59	16.58

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	3,168,693
Expenses:
Management fee—Note 3(a)	459,275
Shareholder servicing costs—Note 3(c)	187,476
Professional fees	38,131
Distribution fees—Note 3(b)	18,806
Registration fees	13,607
Custodian fees—Note 3(c)	9,909
Trustees’ fees and expenses—Note 3(d)	5,107
Prospectus and shareholders’ reports	4,676
Loan commitment fees—Note 2	1,828
Miscellaneous	19,719
Total Expenses	758,534
Less—reduction in fees due to earnings credits—Note 3(c)	(424)
Net Expenses	758,110
Investment Income—Net	2,410,583
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,904,845
Net unrealized appreciation (depreciation) on investments	(3,463,015)
Net Realized and Unrealized Gain (Loss) on Investments	(1,558,170)
Net Increase in Net Assets Resulting from Operations	852,413

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations ($):
Investment income—net	2,410,583	5,133,621
Net realized gain (loss) on investments	1,904,845	1,308,063
Net unrealized appreciation (depreciation) on investments	(3,463,015)	2,618,557
Net Increase (Decrease) in Net Assets Resulting from Operations	852,413	9,060,241
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,549,642)	(3,304,503)
Class C	(51,488)	(107,533)
Class Z	(805,156)	(1,673,847)
Total Dividends	(2,406,286)	(5,085,883)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,630,322	3,827,638
Class C	296,441	790,360
Class Z	1,016,778	1,337,317
Dividends reinvested:
Class A	1,320,444	2,795,619
Class C	44,408	90,590
Class Z	676,421	1,402,530
Cost of shares redeemed:
Class A	(4,819,857)	(9,611,382)
Class C	(252,425)	(741,932)
Class Z	(1,727,931)	(3,537,629)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(815,399)	(3,646,889)
Total Increase (Decrease) in Net Assets	(2,369,272)	327,469
Net Assets ($):
Beginning of Period	164,360,631	164,033,162
End of Period	161,991,359	164,360,631
Undistributed investment income—net	17,936	13,639
Capital Share Transactions (Shares):
Class A
Shares sold	156,079	232,965
Shares issued for dividends reinvested	78,366	170,296
Shares redeemed	(285,822)	(586,563)
Net Increase (Decrease) in Shares Outstanding	(51,377)	(183,302)
Class C
Shares sold	17,650	47,976
Shares issued for dividends reinvested	2,635	5,514
Shares redeemed	(14,983)	(45,306)
Net Increase (Decrease) in Shares Outstanding	5,302	8,184
Class Z
Shares sold	60,118	81,659
Shares issued for dividends reinvested	40,155	85,440
Shares redeemed	(102,779)	(216,870)
Net Increase (Decrease) in Shares Outstanding	(2,506)	(49,771)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	October 31, 2016		Year Ended April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.74		16.34	16.01	16.88	16.60	15.51
Investment Operations:
Investment income—net[a]	.24		.51	.51	.56	.57	.63
Net realized and unrealized gain (loss) on investments	(.16)		.40	.32	(.85)	.34	1.11
Total from Investment Operations	.08		.91	.83	(.29)	.91	1.74
Distributions:
Dividends from investment income—net	(.24)		(.51)	(.50)	(.56)	(.57)	(.63)
Dividends from net realized gain on investments	-		-	-	(.02)	(.06)	(.02)
Total Distributions	(.24)		(.51)	(.50)	(.58)	(.63)	(.65)
Net asset value, end of period	16.58		16.74	16.34	16.01	16.88	16.60
Total Return (%)[b]	.47	[c]	5.66	5.26	(1.64)	5.53	11.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	[d]	.95	.96	.93	.94	.95
Ratio of net expenses to average net assets	.96	[d]	.95	.96	.93	.94	.95
Ratio of net investment income to average net assets	2.84	[d]	3.13	3.11	3.51	3.40	3.91
Portfolio Turnover Rate	12.57	[c]	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	106,011		107,889	108,258	109,883	133,727	129,697

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

16

	Six Months Ended
Class C Shares	October 31, 2016		Year Ended April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.75		16.34	16.02	16.89	16.61	15.52
Investment Operations:
Investment income—net[a]	.18		.39	.39	.43	.44	.51
Net realized and unrealized gain (loss) on investments	(.17)		.40	.31	(.85)	.34	1.11
Total from Investment Operations	.01		.79	.70	(.42)	.78	1.62
Distributions:
Dividends from investment income—net	(.17)		(.38)	(.38)	(.43)	(.44)	(.51)
Dividends from net realized gain on investments	-		-	-	(.02)	(.06)	(.02)
Total Distributions	(.17)		(.38)	(.38)	(.45)	(.50)	(.53)
Net asset value, end of period	16.59		16.75	16.34	16.02	16.89	16.61
Total Return (%)[b]	.08	[c]	4.93	4.41	(2.40)	4.73	10.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73	[d]	1.72	1.71	1.71	1.70	1.71
Ratio of net expenses to average net assets	1.73	[d]	1.72	1.71	1.71	1.70	1.71
Ratio of net investment income to average net assets	2.06	[d]	2.36	2.36	2.73	2.64	3.16
Portfolio Turnover Rate	12.57	[c]	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	4,954		4,913	4,660	4,414	5,393	5,580

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Z Shares	October 31, 2016		Year Ended April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.74		16.33	16.01	16.88	16.60	15.51
Investment Operations:
Investment income—net[a]	.26		.55	.54	.59	.61	.67
Net realized and unrealized gain (loss) on investments	(.16)		.40	.32	(.85)	.34	1.10
Total from Investment Operations	.10		.95	.86	(.26)	.95	1.77
Distributions:
Dividends from investment income—net	(.26)		(.54)	(.54)	(.59)	(.61)	(.66)
Dividends from net realized gain on investments	-		-	-	(.02)	(.06)	(.02)
Total Distributions	(.26)		(.54)	(.54)	(.61)	(.67)	(.68)
Net asset value, end of period	16.58		16.74	16.33	16.01	16.88	16.60
Total Return (%)	.59	[b]	5.95	5.43	(1.43)	5.75	11.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	[c]	.74	.73	.72	.73	.74
Ratio of net expenses to average net assets	.73	[c]	.74	.73	.72	.73	.74
Ratio of net investment income to average net assets	3.07	[c]	3.34	3.34	3.71	3.61	4.13
Portfolio Turnover Rate	12.57	[b]	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	51,026		51,559	51,116	53,133	58,978	57,818

a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

20

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	160,558,864	-	160,558,864

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $923,877 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $145,831

22

of short-term capital losses and $778,046 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows: tax-exempt income $5,085,883. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2016, the Distributor retained $1,770 from commissions earned on sales of the fund’s Class A shares and $540 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $18,806 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $136,884 and $6,269, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2016, Class Z shares were charged $7,708 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $17,776 for transfer agency services and $981 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $423.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $9,909 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2016, the fund was charged $636 pursuant to the agreement, which is included in Shareholder servicing costs in the

24

Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended October 31, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,063, Distribution Plan fees $3,151, Shareholder Services Plan fees $24,689, custodian fees $13,399, Chief Compliance Officer fees $5,688 and transfer agency fees $8,094.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2016, amounted to $21,182,018 and $20,529,420, respectively.

At October 31, 2016, accumulated net unrealized appreciation on investments was $8,035,609, consisting of $8,567,322 gross unrealized appreciation and $531,713 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and

26

with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods except for the one and two-year periods when it was above the median, and above the Performance Universe median for all periods. The Board also noted that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended May 31, and below the Performance Universe median for seven of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average, and it was noted that the fund’s returns were above the returns of the average in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

28

• The Board generally was satisfied with the fund’s overall performance, although expressed some concern with the fund’s relative yield performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0058SA1016

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

      Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)